Average Annual Total Returns - PSF Small-Cap Value Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Russell 2500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.90%	8.71%	8.87%	19.99%	13.64%	11.97%	4.63%	9.65%	8.66%